EMPLOYEE BENEFITS - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2019 COP ($)
Actuarial assumption of discount rates | Post-Employment benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	$ 24,833
Increase	(20,931)
Actuarial assumption of discount rates | Long-Term Benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	4,993
Increase	(4,721)
Actuarial assumption of expected rates of salary increases | Post-Employment benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	(5,057)
Increase	5,297
Actuarial assumption of expected rates of salary increases | Long-Term Benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	(5,628)
Increase	5,904
Actuarial assumption of expected rates of pension increases | Post-Employment benefits
Disclosure Of Defined Benefit Plan Explanatory [Line Items]
Decrease	(14,827)
Increase	$ 18,921